FINANCIAL RISK MANAGEMENT - Credit risk (Details) $ in Millions	Dec. 31, 2023 ARS ($)
Credit risk
Credit risk exposure
Total financial assets	$ 440,474
Credit risk | Due
Credit risk exposure
Total financial assets	82,483
Credit risk | Not due
Credit risk exposure
Total financial assets	357,991
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	159,774
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	159,774
Investments | Credit risk
Credit risk exposure
Total financial assets	123,969
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	123,969
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	133,120
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	80,966
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	52,154
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	23,611
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	1,517
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	22,094
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 80,966